UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-04547

Exact name of registrant as specified in charter:
Voyageur Mutual Funds III

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: April 30

Date of reporting period: October 31, 2009

Item 1. Reports to Stockholders

Semiannual report Delaware Select Growth Fund October 31, 2009 Growth equity mutual fund

This semiannual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Select Growth Fund.

The figures in the semiannual report for Delaware Select Growth Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Select Growth Fund prospectus contains this and other important information about the investment company. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Select Growth Fund at www.delawareinvestments.com.

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Contact information

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust

National distributor
Delaware Distributors, L.P.

Financial intermediary wholesaler
Lincoln Financial Distributors, L.P.

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.

Mailing address
2005 Market Street
Philadelphia, PA 19103-7094

Shareholder assistance by phone
800 523-1918, weekdays from 8 a.m. to 7 p.m. Eastern time

For securities dealers and financial institutions representatives only
800 362-7500

Table of contents
Disclosure of Fund expenses	1
Sector allocation and top 10 holdings	3
Statement of net assets	4
Statement of operations	10
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	24
Other Fund information	35
About the organization	39

Views expressed herein are current as of Oct . 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period May 1, 2009 to October 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2009 to October 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Select Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	5/1/09	10/31/09	Expense Ratio	5/1/09 to 10/31/09*
Actual Fund return
Class A	$1,000.00	$1,232.20	1.50%	$ 8.44
Class B	1,000.00	1,228.20	2.25%	12.64
Class C	1,000.00	1,228.20	2.25%	12.64
Class R	1,000.00	1,231.30	1.75%	9.84
Institutional Class	1,000.00	1,233.90	1.25%	7.04
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.64	1.50%	$ 7.63
Class B	1,000.00	1,013.86	2.25%	11.42
Class C	1,000.00	1,013.86	2.25%	11.42
Class R	1,000.00	1,016.38	1.75%	8.89
Institutional Class	1,000.00	1,018.90	1.25%	6.36

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings
Delaware Select Growth Fund	As of October 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Common Stock²	97.00%
Basic Industry/Capital Goods	7.54%
Business Services	14.02%
Consumer Non-Durables	13.27%
Consumer Services	3.99%
Energy	5.51%
Financials	11.62%
Health Care	13.29%
Technology	27.76%
Discount Note	3.80%
Securities Lending Collateral	14.02%
Total Value of Securities	114.82%
Obligation to Return Securities Lending Collateral	(14.46%)
Liabilities Net of Receivables and Other Assets	(0.36%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Apple	5.03%
IntercontinentalExchange	3.60%
NetFlix	3.34%
QUALCOMM	3.33%
Peet’s Coffee & Tea	3.25%
VeriSign	3.16%
CME Group	3.13%
Allergan	3.06%
Core Laboratories	2.97%
Syngenta ADR	2.88%

Statement of net assets
Delaware Select Growth Fund	October 31, 2009 (Unaudited)

		Number of shares	Value
Common Stock – 97.00%²
Basic Industry/Capital Goods – 7.54%
*	BHP Billiton ADR	32,400	$2,124,792
±†	Hansen Transmissions	460,700	970,416
	Monsanto	29,100	1,954,938
	Newmont Mining	83,000	3,607,180
	Praxair	25,000	1,986,000
	Syngenta ADR	159,800	7,563,334
	Yamana Gold	150,400	1,601,760
			19,808,420
Business Services – 14.02%
	Expeditors International Washington	85,100	2,741,922
†	Google Class A	12,320	6,604,998
	Heartland Payment Systems	469,600	5,771,384
*	MasterCard Class A	28,950	6,340,629
†	Research in Motion	51,300	3,012,849
	Ritchie Bros Auctioneers	89,300	1,957,456
†	VeriFone Holdings	341,432	4,541,046
	Visa Class A	77,000	5,833,520
			36,803,804
Consumer Non-Durables – 13.27%
	Lowe’s	305,500	5,978,635
	Natura Cosmeticos	293,800	5,281,460
*†	NetFlix	164,100	8,771,145
	NIKE Class B	30,300	1,884,054
†	Peet’s Coffee & Tea	251,000	8,534,000
	Procter & Gamble	9,200	533,600
*	Staples	65,000	1,410,500
*†	Whole Foods Market	76,800	2,462,208
			34,855,602
Consumer Services – 3.99%
†	DineEquity	57,000	1,206,120
†	eBay	31,800	708,186
†	Interval Leisure Group	313,500	3,498,660
*	Weight Watchers International	190,944	5,061,925
			10,474,891

		Number of shares	Value
Common Stock (continued)
Energy – 5.51%
*	Core Laboratories	74,700	$7,791,210
	EnCana	24,000	1,329,360
	EOG Resources	65,600	5,356,896
			14,477,466
Financials – 11.62%
†	Affiliated Managers Group	38,900	2,469,761
	Bank of New York Mellon	172,381	4,595,677
†	CB Richard Ellis Group Class A	84,300	872,505
	CME Group	27,150	8,215,862
†	IntercontinentalExchange	94,280	9,445,913
	optionsXpress Holdings	300,000	4,689,000
	Schwab (Charles)	13,600	235,824
			30,524,542
Health Care – 13.29%
†	ABIOMED	185,300	1,676,965
	Allergan	142,900	8,038,125
†	Gilead Sciences	162,400	6,910,120
†*	Intuitive Surgical	8,900	2,192,515
†	Medco Health Solutions	106,700	5,988,004
	Novo Nordisk ADR	70,000	4,350,500
	Perrigo	11,700	435,123
	Techne	23,800	1,487,738
	UnitedHealth Group	147,300	3,822,435
			34,901,525
Technology – 27.76%
†	Adobe Systems	117,300	3,863,862
†	Apple	70,125	13,218,564
†	athenahealth	61,000	2,294,210
*	Blackbaud	37,200	825,468
*†	Crown Castle International	209,300	6,325,046
*†	Intuit	132,800	3,860,496
*†	j2 Global Communications	156,900	3,208,605
*†	priceline.com	23,200	3,660,728
	QUALCOMM	210,900	8,733,369
*†	SBA Communications Class A	112,400	3,170,804

Statement of net assets
Delaware Select Growth Fund

	Number of shares	Value
Common Stock (continued)
Technology (continued)
† Symantec	247,400	$4,349,292
± Tandberg	246,352	6,589,611
† Teradata	161,200	4,494,256
*† VeriSign	364,200	8,307,402
		72,901,713
Total Common Stock (cost $222,673,807)		254,747,963

	Principal amount
≠Discount Note – 3.80%
Federal Home Loan Bank 0.02% 11/2/09	$9,976,015	9,976,015
Total Discount Note (cost $9,976,015)		9,976,015

Total Value of Securities Before Securities
Lending Collateral – 100.80% (cost $232,649,822)		264,723,978

	Number of shares
Securities Lending Collateral** – 14.02%
Investment Companies
Mellon GSL DBT II Collateral Fund	21,447,237	21,447,237
BNY Mellon SL DBT II Liquidating Fund	15,541,037	15,366,977
†@Mellon GSL Reinvestment Trust II	988,494	99
Total Securities Lending Collateral (cost $37,976,768)		36,814,313

Total Value of Securities – 114.82%
(cost $270,626,590)		301,538,291 ©
Obligation to Return Securities
Lending Collateral**– (14.46%)		(37,976,768)
Liabilities Net of Receivables
and Other Assets – (0.36%)		(942,700)
Net Assets Applicable to 11,421,748
Shares Outstanding – 100.00%		$262,618,823

Net Asset Value – Delaware Select Growth Fund
Class A ($129,498,944 / 5,571,613 Shares)	$23.24
Net Asset Value – Delaware Select Growth Fund
Class B ($16,748,673 / 810,377 Shares)	$20.67
Net Asset Value – Delaware Select Growth Fund
Class C ($26,201,796 / 1,281,483 Shares)	$20.45
Net Asset Value – Delaware Select Growth Fund
Class R ($788,855 / 34,537 Shares)	$22.84
Net Asset Value – Delaware Select Growth Fund
Institutional Class ($89,380,555 / 3,723,738 Shares)	$24.00

Components of Net Assets at October 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$859,417,039
Accumulated net investment loss	(2,896)
Accumulated net realized loss on investments	(627,682,660)
Net unrealized appreciation of investments
and foreign currencies	30,887,340
Total net assets	$262,618,823

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
@	Illiquid security. At October 31, 2009, the aggregate amount of illiquid securities was $99 which represented 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
©	Includes $37,021,319 of securities loaned.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
±

Security is being valued based on international fair value pricing. At October 31, 2009, the aggregate amount of international fair value priced securities was $7,560,027 which represented 2.88% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

Statement of net assets
Delaware Select Growth Fund

Summary of abbreviations:
ADR — American Depositary Receipts
NOK — Norwegian Kroner
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Delaware Select Growth Fund
Net asset value Class A (A)	$23.24
Sales charges (5.75% of offering price) (B)	1.42
Offering price	$24.66

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

1The following foreign currency exchange contract was outstanding at October 31, 2009:

Foreign Currency Exchange Contract

				Unrealized
Contract to Deliver		In Exchange For	Settlement Date	Appreciation
NOK	(10,839,648)	USD 1,895,375	11/3/09	$2,896

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Statement of operations
Delaware Select Growth Fund	Six Months Ended October 31, 2009 (Unaudited)

Investment Income:
Dividends	$563,190
Interest	4,474
Securities lending income	89,321
Foreign tax withheld	(29,692)	$627,293

Expenses:
Management fees	887,171
Dividend disbursing and transfer agent fees and expenses	706,914
Distribution expenses – Class A	153,968
Distribution expenses – Class B	93,056
Distribution expenses – Class C	126,920
Distribution expenses – Class R	2,243
Reports and statements to shareholders	51,092
Accounting and administration expenses	47,316
Registration fees	41,811
Legal fees	28,753
Audit and tax	12,866
Trustees’ fees	7,068
Custodian fees	4,762
Pricing fees	2,182
Insurance fees	1,743
Consulting fees	1,558
Dues and services	1,433
Trustees’ expenses	479	2,171,335
Less fees waived		(319,309)
Less waived distribution expenses – Class R		(374)
Total operating expenses		1,851,652
Net Investment Loss		(1,224,359)

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$4,777,109
Foreign currencies	(97,251)
Net realized gain	4,679,858
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	44,010,074
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	48,689,932

Net Increase in Net Assets Resulting from Operations	$47,465,573

See accompanying notes

Statements of changes in net assets
Delaware Select Growth Fund

	Six Months	Year
	Ended	Ended
	10/31/09	4/30/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,224,359)	$(835,340)
Net realized gain (loss) on investments and
foreign currencies	4,679,858	(68,399,378)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	44,010,074	(22,025,813)
Net increase (decrease) in net assets resulting
from operations	47,465,573	(91,260,531)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,531,926	33,119,294
Class B	114,039	344,304
Class C	827,604	1,986,293
Class R	39,652	96,447
Institutional Class	48,268,303	39,439,327
	58,781,524	74,985,665
Cost of shares repurchased:
Class A	(11,921,748)	(31,669,576)
Class B	(6,467,443)	(31,483,335)
Class C	(2,745,429)	(10,282,576)
Class R	(73,650)	(283,229)
Institutional Class	(17,410,921)	(12,042,543)
	(38,619,191)	(85,761,259)
Increase (decrease) in net assets derived from
capital share transactions	20,162,333	(10,775,594)
Net Increase (Decrease) in Net Assets	67,627,906	(102,036,125)

Net Assets:
Beginning of period	194,990,917	297,027,042
End of period (including accumulated net investment
loss of $2,896 and $38,325, respectively)	$262,618,823	$194,990,917

See accompanying notes

Financial highlights
Delaware Select Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
and foreign currencies
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
10/31/09[1]	4/30/09	4/30/08		4/30/07		4/30/06		4/30/05
(Unaudited)
$18.860	$27.300	$27.110		$27.180		$20.470		$20.680

(0.104)	(0.041)	(0.119)		(0.193)		(0.086)		(0.170)

4.484	(8.399)	0.309		0.123		6.796		(0.040)
4.380	(8.440)	0.190		(0.070)		6.710		(0.210)

$23.240	$18.860	$27.300		$27.110		$27.180		$20.470

23.22%	(30.92% )	0.70%		(0.26%	)	32.78%		(1.02%	)

$129,499	$106,919	$157,366		$160,170		$187,319		$173,890
1.50%	1.49%	1.48%		1.50%		1.55%		1.52%

1.77%	1.85%	1.62%		1.64%		1.70%		1.70%
(0.97% )	(0.20% )	(0.42%	)	(0.77%	)	(0.35%	)	(0.85%	)

(1.24% )	(0.56% )	(0.56%	)	(0.91%	)	(0.50%	)	(1.03%	)
33%	66%	61%		51%		124%		72%

Financial highlights
Delaware Select Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
and foreign currencies
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
10/31/09[1]	4/30/09	4/30/08		4/30/07		4/30/06		4/30/05
(Unaudited)
$16.830	$24.550	$24.560		$24.810		$18.820		$19.160

(0.173)	(0.182)	(0.304)		(0.365)		(0.252)		(0.310)

4.013	(7.538)	0.294		0.115		6.242		(0.030)
3.840	(7.720)	(0.010)		(0.250)		5.990		(0.340)

$20.670	$16.830	$24.550		$24.560		$24.810		$18.820

22.82%	(31.45% )	(0.04%	)	(1.01%	)	31.83%		(1.77%	)

$16,749	$19,222	$67,344		$126,866		$199,863		$202,576
2.25%	2.24%	2.23%		2.25%		2.30%		2.27%

2.52%	2.60%	2.37%		2.39%		2.45%		2.45%
(1.72% )	(0.95% )	(1.17%	)	(1.52%	)	(1.10%	)	(1.60%	)

(1.99% )	(1.31% )	(1.31%	)	(1.66%	)	(1.25%	)	(1.78%	)
33%	66%	61%		51%		124%		72%

Financial highlights
Delaware Select Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
and foreign currencies
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
10/31/09[1]	4/30/09	4/30/08		4/30/07		4/30/06		4/30/05
(Unaudited)
$16.650	$24.290	$24.300		$24.540		$18.620		$18.950

(0.172)	(0.173)	(0.302)		(0.362)		(0.251)		(0.308)

3.972	(7.467)	0.292		0.122		6.171		(0.022)
3.800	(7.640)	(0.010)		(0.240)		5.920		(0.330)

$20.450	$16.650	$24.290		$24.300		$24.540		$18.620

22.82%	(31.45% )	(0.04%	)	(0.98%	)	31.79%		(1.74%	)

$26,202	$23,030	$44,972		$59,271		$84,458		$64,786
2.25%	2.24%	2.23%		2.25%		2.30%		2.27%

2.52%	2.60%	2.37%		2.39%		2.45%		2.45%
(1.72% )	(0.95% )	(1.17%	)	(1.52%	)	(1.10%	)	(1.60%	)

(1.99% )	(1.31% )	(1.31%	)	(1.66%	)	(1.25%	)	(1.78%	)
33%	66%	61%		51%		124%		72%

Financial highlights
Delaware Select Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
and foreign currencies
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
10/31/09[1]	4/30/09	4/30/08		4/30/07		4/30/06		4/30/05
(Unaudited)
$18.550	$26.930	$26.810		$26.940		$20.340		$20.620

(0.130)	(0.092)	(0.188)		(0.257)		(0.154)		(0.242)

4.420	(8.288)	0.308		0.127		6.754		(0.038)
4.290	(8.380)	0.120		(0.130)		6.600		(0.280)

$22.840	$18.550	$26.930		$26.810		$26.940		$20.340

23.13%	(31.12% )	0.45%		(0.48%	)	32.45%		(1.36% )

$789	$671	$1,266		$1,432		$1,485		$652
1.75%	1.74%	1.73%		1.75%		1.82%		1.87%

2.12%	2.20%	1.97%		1.99%		2.05%		2.05%
(1.22% )	(0.45% )	(0.67%	)	(1.02%	)	(0.62%	)	(1.20% )

(1.59% )	(0.91% )	(0.91%	)	(1.26%	)	(0.85%	)	(1.38% )
33%	66%	61%		51%		124%		72%

Financial highlights
Delaware Select Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment (loss)[2]
Net realized and unrealized gain (loss) on investments
and foreign currencies
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
10/31/09[1]	4/30/09	4/30/08		4/30/07		4/30/06		4/30/05
(Unaudited)
$19.450	$28.090	$27.820		$27.820		$20.900		$21.060

(0.077)	0.010	(0.048)		(0.128)		(0.024)		(0.118)

4.627	(8.650)	0.318		0.128		6.944		(0.042)
4.550	(8.640)	0.270		0.000		6.920		(0.160)

$24.000	$19.450	$28.090		$27.820		$27.820		$20.900

23.39%	(30.76% )	0.97%		0.00%		33.11%		(0.76% )

$89,380	$45,149	$26,079		$35,399		$46,152		$31,883
1.25%	1.24%	1.23%		1.25%		1.30%		1.27%

1.52%	1.60%	1.37%		1.39%		1.45%		1.45%
(0.72% )	0.05%	(0.17%	)	(0.52%	)	(0.10%	)	(0.60% )

(0.99% )	(0.31% )	(0.31%	)	(0.66%	)	(0.25%	)	(0.78% )
33%	66%	61%		51%		124%		72%

Notes to financial statements
Delaware Select Growth Fund	October 31, 2009 (Unaudited)

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Core Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to Delaware Select Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities of companies the manager believes have the potential for sustainable free cash flow growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended April 30, 2006 – April 30, 2009), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At October 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Notes to financial statements
Delaware Select Growth Fund

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $12,491 for the six months ended October 31, 2009. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended October 31, 2009.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (the Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the six months ended October 31, 2009. There was no impact to financial statements as the codification requirements are disclosure-only in nature.

Management has evaluated whether any transactions or events occurred subsequent to October 31, 2009 through December 25, 2009, the date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective September 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations do not exceed 1.25% of average daily net assets of the Fund until such time as the waiver is discontinued. This expense waiver and reimbursement applies only to expenses paid directly by the Fund, and may be discontinued at any time because it is voluntary. Prior to September 1, 2009, DMC had contractually agreed to waive its management fee to the extent necessary to ensure that total annual operating expenses did not exceed 1.25% of the Fund’s average daily net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended October 31, 2009, the Fund was charged $5,914 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class R shares 12b-1 fees through August 31, 2010 to no more than 0.50% of average daily net assets.

Notes to financial statements
Delaware Select Growth Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At October 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$99,042
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	109,023
Distribution fees payable to DDLP	66,111
Other expenses payable to DMC and affiliates*	6,729

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended October 31, 2009, the Fund was charged $8,418 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended October 31, 2009, DDLP earned $8,403 for commissions on sales of the Fund’s Class A shares. For the six months ended October 31, 2009, DDLP received gross CDSC commissions of $-, $6,375 and $806 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended October 31, 2009, the Fund made purchases of $52,878,294 and sales of $37,174,747 of investment securities other than short-term investments.

At October 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At October 31, 2009, the cost of investments was $274,830,808. At October 31, 2009, the net unrealized appreciation was $26,707,483, of which $42,452,671 related to unrealized appreciation of investments and $15,745,188 related to unrealized depreciation of investments.

The Fund applies the provisions, as amended to date, of Accounting Standards Codification 820 (ASC 820), Fair Value Measurements and Disclosures. ASC 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ASC 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ASC 820 fair value hierarchy levels as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$247,187,936	$7,560,027	$—	$254,747,963
Short-Term	—	9,976,015	—	9,976,015
Securities Lending Collateral	21,447,237	15,366,977	99	36,814,313
Total	$268,635,173	$32,903,019	$99	$301,538,291
Derivatives	$—	$2,896	$—	$2,896

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities Lending
Collateral
Balance as of 4/30/09	$99
Balance as of 10/31/09	$99

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended October 31, 2009 and the year ended April 30, 2009.

Notes to financial statements
Delaware Select Growth Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of October 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$859,417,039
Realized losses 5/1/09 – 10/31/09	(39,743,503)
*Capital loss carryforwards as 4/30/09	(583,734,939)
Unrealized appreciation of investments
and foreign currencies	26,680,226
Net assets	$262,618,823

*The amount of this loss which can be utilized in subsequent years may be subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Delaware Technology and Innovation Fund in March 2004.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market of forward foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended October 31, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Paid-in capital	$(1,357,039)
Accumulated net realized gain	97,251
Accumulated net investment loss	1,259,788

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carry forwards remaining at April 30, 2009 will expire as follows: $357,796,276 expires in 2010, $185,917,705 expires in 2011, $18,530,411 expires in 2012, and $21,490,547 expires in 2017.

For the six months ended October 31, 2009, the Fund had capital losses of $39,743,503, which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	10/31/09	4/30/09
Shares sold:
Class A	450,540	1,557,580
Class B	5,626	17,122
Class C	43,573	111,377
Class R	1,946	4,546
Institutional Class	2,153,259	1,968,498
	2,654,944	3,659,123

Shares repurchased:
Class A	(549,446)	(1,651,316)
Class B	(337,353)	(1,618,162)
Class C	(145,288)	(579,812)
Class R	(3,575)	(15,373)
Institutional Class	(751,114)	(575,418)
	(1,786,776)	(4,440,081)
Net increase (decrease)	868,168	(780,958)

For the six months ended October 31, 2009 and the year ended April 30, 2009, 222,393 Class B shares were converted to 198,166 Class A shares valued at $4,260,583 and 1,015,729 Class B shares were converted to 910,682 Class A shares valued at $20,207,902, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of October 31, 2009 or at any time during the period then ended.

Notes to financial statements
Delaware Select Growth Fund

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At October 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At October 31, 2009, the value of the securities on loan was $37,021,319, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Notes to financial statements
Delaware Select Growth Fund

10. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of October 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP, and DSC, will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Fund has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Other Fund information
(Unaudited)
Delaware Select Growth Fund

Board Consideration of Delaware Select Growth Fund Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Select Growth Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by DMC’s affiliate, Delaware Service

Other Fund information
(Unaudited)
Delaware Select Growth Fund

Board Consideration of Delaware Select Growth Fund Investment Advisory Agreement (continued)

Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional multi-cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and ten-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the fourth quartile. The Fund’s performance results were not in line with the Board’s objective. However, in evaluating the Fund, the Board considered improvements in relative performance in 2008 and early 2009 as well as Management’s efforts to increase portfolio management depth. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through August 2009 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Other Fund information
(Unaudited)
Delaware Select Growth Fund

Board Consideration of Delaware Select Growth Fund Investment Advisory Agreement (continued)

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

It is currently anticipated that Lincoln National Corporation will complete its sale of Delaware Management Holdings, Inc. and its subsidiaries (also known by the marketing name of Delaware Investments) to Macquarie Group on or about December 31, 2009. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Select Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Select Growth Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Semiannual report Delaware Large Cap Core Fund October 31, 2009 Core equity mutual fund

This semiannual report is for the information of Delaware Large Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Core Fund.

The figures in the semiannual report for Delaware Large Cap Core Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. This Fund is available only to certain residents of certain states.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Large Cap Core Fund prospectus contains this and other important information about the investment company. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Large Cap Core Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Contact information

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust

National distributor
Delaware Distributors, L.P.

Financial intermediary wholesaler
Lincoln Financial Distributors, L.P.

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.

Mailing address
2005 Market Street
Philadelphia, PA 19103-7094

Shareholder assistance by phone
800 523-1918, weekdays from 8 a.m. to 7 p.m. Eastern time

For securities dealers and financial institutions representatives only
800 362-7500

Table of contents
Disclosure of Fund expenses	1
Sector allocation and Top 10 Holdings	3
Statement of net assets	4
Statement of operations	8
Statements of changes in net assets	9
Financial highlights	10
Notes to financial statements	14
Other Fund information	22
About the organization	26

Views expressed herein are current as of Oct. 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period May 1, 2009 to October 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2009 to October 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
Delaware Large Cap Core Fund

Delaware Large Cap Core Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account	Account Value	Annualized	Paid During Period
	5/1/09	10/31/2009	Expense Ratio	5/1/09 to 10/31/09*
Actual Fund return
Class A	$1,000.00	$1,189.40	0.95%	$5.24
Institutional Class	1,000.00	1,189.40	0.95%	5.24
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.42	0.95%	$4.84
Institutional Class	1,000.00	1,020.42	0.95%	4.84

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware Large Cap Core Fund	As of October 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Common Stock	99.77%
Basic Materials	5.08%
Business Services	0.59%
Capital Goods	7.89%
Communication Services	1.72%
Consumer Discretionary	5.37%
Consumer Services	4.19%
Consumer Staples	6.28%
Energy	15.82%
Financials	12.90%
Health Care	12.85%
Media	2.67%
Technology	20.91%
Transportation	1.51%
Utilities	1.99%
Discount Note	0.34%
Total Value of Securities	100.11%
Liabilities Net of Receivables and Other Assets	(0.11%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 holdings	Percentage of net assets
Exxon Mobil	4.06%
Microsoft	3.52%
Procter & Gamble	2.76%
Google Class A	2.59%
Hewlett-Packard	2.59%
Apple	2.47%
Occidental Petroleum	2.46%
JPMorgan Chase	2.45%
United Technologies	2.29%
Pfizer	2.26%

3

Statement of net assets
Delaware Large Cap Core Fund	October 31, 2009 (Unaudited)

	Number of shares	Value
Common Stock – 99.77%
Basic Materials – 5.08%
Alcoa	1,350	$16,767
Dow Chemical	1,160	27,237
† Owens-Illinois	580	18,490
United States Steel	320	11,037
		73,531
Business Services – 0.59%
† FTI Consulting	210	8,570
		8,570
Capital Goods – 7.89%
Fluor	290	12,882
Goodrich	380	20,653
Honeywell International	570	20,457
Lockheed Martin	230	15,822
United Technologies	540	33,183
† URS	290	11,269
		114,266
Communication Services – 1.72%
Verizon Communications	840	24,856
		24,856
Consumer Discretionary – 5.37%
† Aeropostale	370	13,886
American Eagle Outfitters	1,240	21,688
Family Dollar Stores	720	20,376
† Urban Outfitters	695	21,809
		77,759
Consumer Services – 4.19%
Burger King Holdings	1,240	21,279
McDonald’s	330	19,341
† WMS Industries	500	19,990
		60,610
Consumer Staples – 6.28%
CVS Caremark	790	27,887
Jarden	840	23,008
Procter & Gamble	690	40,020
		90,915

4

		Number of shares	Value
Common Stock (continued)
Energy – 15.82%
	Anadarko Petroleum	170	$10,358
	Chesapeake Energy	300	7,350
	Chevron	240	18,370
	ConocoPhillips	300	15,054
	Devon Energy	110	7,118
	EOG Resources	180	14,699
	EQT	270	11,302
	Exxon Mobil	820	58,769
†	National Oilwell Varco	260	10,657
	Noble	350	14,259
	Occidental Petroleum	470	35,664
	Schlumberger	410	25,502
			229,102
Financials – 12.90%
	AFLAC	340	14,107
	Bank of New York Mellon	580	15,463
	Berkley (W.R.)	610	15,079
	Capital One Financial	380	13,908
	Goldman Sachs Group	180	30,630
	JPMorgan Chase	850	35,504
†	Nasdaq OMX Group	510	9,211
	Prudential Financial	370	16,735
	TCF Financial	540	6,388
	Wells Fargo	1,080	29,722
			186,747
Health Care – 12.85%
	Abbott Laboratories	540	27,308
†	Amgen	340	18,268
†	Celgene	230	11,742
†	Express Scripts Class A	380	30,370
†	Gen-Probe	190	7,927
†	Gilead Sciences	490	20,850
	Merck	670	20,723
	Pfizer	1,924	32,767
	UnitedHealth Group	620	16,089
			186,044

5

Statement of net assets
Delaware Large Cap Core Fund

	Number of shares	Value
Common Stock (continued)
Media – 2.67%
Time Warner Cable	490	$19,326
† Viacom Class B	700	19,313
		38,639
Technology – 20.91%
† Apple	190	35,815
† Cisco Systems	1,090	24,907
† EMC	1,220	20,093
† Expedia	310	7,028
† Google Class A	70	37,528
Hewlett-Packard	790	37,493
Intel	1,490	28,474
† McAfee	460	19,265
Microsoft	1,840	51,023
† NetApp	600	16,230
QUALCOMM	600	24,846
		302,702
Transportation – 1.51%
Norfolk Southern	470	21,911
		21,911
Utilities – 1.99%
Sempra Energy	400	20,580
Wisconsin Energy	190	8,297
		28,877
Total Common Stock (cost $1,376,098)		1,444,529

	Principal amount
≠Discount Note – 0.34%
Federal Home Loan Bank 0.02% 11/2/09	$5,000	5,000
Total Discount Note (cost $5,000)		5,000

Total Value of Securities – 100.11%
(cost $1,381,098)		1,449,529
Liabilities Net of Receivables
and Other Assets – (0.11%)		(1,642)
Net Assets Applicable to 216,750
Shares Outstanding – 100.00%		$1,447,887

Net Asset Value – Delaware Large Cap Core Fund
Class A ($10,297 / 1,541 Shares)		$6.68
Net Asset Value – Delaware Large Cap Core Fund
Institutional Class ($1,437,590 / 215,209 Shares)		$6.68

6

Components of Net Assets at October 31, 2009:
Shares of beneficial interest (unlimited authorization - no par)	$1,919,265
Undistributed net investment income	4,780
Accumulated net realized loss on investments	(544,571)
Net unrealized appreciation of investments	68,413
Total net assets	$1,447,887

†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.

Net Asset Value and Offering Price Per Share –
Delaware Large Cap Core Fund
Net asset value Class A (A)	$6.68
Sales charge (5.75% of offering price) (B)	0.41
Offering price	$7.09

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

7

Statement of operations
Delaware Large Cap Core Fund	Six Months Ended October 31, 2009 (Unaudited)

Investment Income:
Dividends	$12,364
Interest	16	$12,380

Expenses:
Management fees	5,042
Audit and tax fees	3,999
Dividend disbursing and transfer agent fees and expenses	2,756
Registration fees	1,885
Reports and statements to shareholders	1,348
Dues and services	861
Pricing fees	683
Legal fees	578
Accounting and administration expenses	310
Custodian fees	251
Trustees’ fees	49
Insurance fees	23
Distribution expenses — Class A	13
Consulting fees	11
Trustees’ expenses	6	17,815
Less fees waived		(10,431)
Less waived distribution expenses — Class A		(13)
Total operating expenses		7,371
Net Investment Income		5,009

Net Realized and Unrealized Gain (loss) on Investments:
Net realized loss on investments		(125,350)
Net change in unrealized appreciation/depreciation of investments		391,486
Net Realized and Unrealized Gain on Investments		266,136

Net Increase in Net Assets Resulting from Operations		$271,145

See accompanying notes

8

Statements of changes in net assets
Delaware Large Cap Core Fund

	Six Months	Year
	Ended	Ended
	10/31/09	4/30/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,009	$20,377
Net realized loss on investments	(125,350)	(354,223)
Net change in unrealized appreciation/depreciation of investments	391,486	(472,102)
Net increase (decrease) in net assets resulting from operations	271,145	(805,948)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(24)	(148)
Institutional Class	(3,529)	(21,906)
	(3,553)	(22,054)
Capital Share Transactions:
Proceeds from shares sold:
Class A	—	163
Institutional Class	—	87

Net asset value of shares issued upon
reinvestment of dividends and distributions:
Class A	24	148
Institutional Class	3,529	21,906
	3,553	22,304
Cost of shares repurchased:
Class A	(964)	(17,473)
Institutional Class	(250,000)	—
	(250,964)	(17,473)
Increase (decrease) in net assets derived from
capital share transactions	(247,411)	4,831
Net Increase (Decrease) in Net Assets	20,181	(823,171)

Net Assets:
Beginning of period	1,427,706	2,250,877
End of period (including undistributed net investment
income of $4,780 and $3,324, respectively)	$1,447,887	$1,427,706

See accompanying notes

9

Financial highlights
Delaware Large Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

10

Six months ended			8/31/06[2]
10/31/09[1]	Year Ended		to
(Unaudited)	4/30/09	4/30/08	4/30/07
$5.630	$8.930	$9.700	$8.500

0.021	0.081	0.073	0.039
1.043	(3.293)	(0.368)	1.216
1.064	(3.212)	(0.295)	1.255

(0.014)	(0.088)	(0.067)	(0.025)
—	—	(0.408)	(0.030)
(0.014)	(0.088)	(0.475)	(0.055)

$6.680	$5.630	$8.930	$9.700

18.94%	(36.04% )	(3.36% )	14.81%

$10	$10	$32	$14
0.95%	0.95%	0.95%	0.96%

2.55%	1.87%	3.03%	5.27%
0.65%	1.20%	0.77%	0.64%

(0.95% )	0.28%	(1.31% )	(3.67% )
72%	38%	30%	30%

11

Financial highlights
Delaware Large Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

12

Six months ended			8/31/06[2]
10/31/09[1]	Year Ended		to
(Unaudited)	4/30/09	4/30/08	4/30/07
$5.630	$8.930	$9.700	$8.500

0.021	0.081	0.073	0.039
1.043	(3.293)	(0.368)	1.216
1.064	(3.212)	(0.295)	1.255

(0.014)	(0.088)	(0.067)	(0.025)
—	—	(0.408)	(0.030)
(0.014)	(0.088)	(0.475)	(0.055)

$6.680	$5.630	$8.930	$9.700

18.94%	(36.04% )	(3.36% )	14.81%

$1,438	$1,418	$2,219	$2,296
0.95%	0.95%	0.95%	0.96%

2.30%	1.62%	2.78%	5.02%
0.65%	1.20%	0.77%	0.64%

(0.70% )	0.53%	(1.06% )	(3.42% )
72%	38%	30%	30%

13

Notes to financial statements
Delaware Large Cap Core Fund	October 31, 2009 (Unaudited)

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers two series, Delaware Large Cap Core Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to Delaware Large Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale only to certain eligible investors. As of October 31, 2009, Class C and Class R have not commenced operations.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has

14

analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended April 30, 2007 – April 30, 2009), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At October 31, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended October 31, 2009.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended October 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

15

Notes to financial statements
Delaware Large Cap Core Fund

1. Significant Accounting Policies (continued)

Management has evaluated whether any transactions or events occurred subsequent to October 31, 2009 through December 22, 2009, the date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has voluntarily agreed to waive all or a portion, if any, of its management fees and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively, nonroutine expenses)) do not exceed 0.95% of the Fund’s average daily net assets. This waiver and expense limitation may be discontinued at any time because they are voluntary. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expenses waivers and reimbursements apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above will be allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended October 31, 2009, the Fund was charged $39 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has voluntarily agreed to waive such distribution and service fees until such time as the waivers are discontinued.

16

At October 31, 2009, the Fund had receivables due from or liabilities payable to affiliates as follows:

Receivable from DMC under limitation agreement	$2,895
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	(448)
Other expenses payable to DMC and affiliates*	(53)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended October 31 2009, the Fund was charged $55 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended October 31, 2009, the Fund made purchases of $537,713 and sales of $777,279 of investment securities other than short-term investments.

At October 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2009, the cost of investments was $1,386,546. At October 31, 2009, the net unrealized appreciation was $62,983, of which $139,675 related to unrealized appreciation of investments and $76,692 related to unrealized depreciation of investments.

The Fund applies the provisions, as amended to date, of Accounting Standards Codification 820 (ASC 820), Fair Value Measurements and Disclosures. ASC 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ASC 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

17

Notes to financial statements
Delaware Large Cap Core Fund

3. Investments (continued)

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ASC 820 fair value hierarchy levels as of October 31, 2009:

	Level 1	Level 2	Total
Common Stock	$1,444,529	$—	$1,444,529
Short-Term	—	5,000	5,000
Total	$1,444,529	$5,000	$1,449,529

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities Lending
Collateral
Balance as of 4/30/09	$—
Net realized loss	(394)
Net change in unrealized appreciation/depreciation	394
Balance as of 10/31/09	$—
Net change in unrealized appreciation/depreciation from
investments still held as of 10/31/09	$—

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended October 31, 2009 and the year ended April 30, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	10/31/09*	4/30/09
Ordinary Income	$3,553	$21,947
Long-term capital gain	—	107
Total	$3,553	$22,054

*Tax information for the period ended October 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

18

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of October 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,919,265
Undistributed ordinary income	4,780
Realized losses 5/1/09 – 10/31/09	(324,841)
Capital loss carryforwards as of 4/30/09	(214,282)
Unrealized appreciation of investments	62,965
Net assets	$1,447,887

The difference between book basis and tax basis components of net assets is primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at April 30, 2009 will expire as follows: $214,282 expires in 2017.

For the six months ended October 31, 2009, the Fund had capital losses of $324,841, which may increase the capital loss carryforwards.

6. Capital Shares

	Six Months	Year
	Ended	Ended
	10/31/09	4/30/09
Shares sold:
Class A	—	29

Shares issued upon reinvestment of dividends and distributions:
Class A	4	24
Institutional Class	606	3,594
	610	3,647

Shares repurchased:
Class A	(168)	(1,931)
Institutional Class	(37,481)	—
	(37,649)	(1,931)
Net increase (decrease)	(37,039)	1,716

19

Notes to financial statements
Delaware Large Cap Core Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of October 31, 2009 or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At October 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/ Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on

20

demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of October 31, 2009.

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investment in illiquid assets. As of October 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (the parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP, and DSC, will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Fund has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

21

Other Fund information
(Unaudited)
Delaware Large Cap Core Fund

Board Consideration of Delaware Large Cap Core Fund Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Large Cap Core Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing

22

to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the one-year period ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all institutional large-cap core funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The Board was satisfied with the performance of this new Fund.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is

23

Other Fund information
(Unaudited)
Delaware Large Cap Core Fund

to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its contractual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the contractual management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

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It is currently anticipated that Lincoln National Corporation will complete its sale of Delaware Management Holdings, Inc. and its subsidiaries (also known by the marketing name of Delaware Investments) to Macquarie Group on or about December 31, 2009. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Large Cap Core Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

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About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Large Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Core Fund, which is available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For the most recent performance, please call 800 523-1918.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

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Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Voyageur Mutual Funds III

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 6, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 6, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	January 6, 2010